SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS (Details) - Deferred income tax valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Movement in Valuation Allowances and Reserves
Balance at beginning of period	$ 9,902	$ 678	$ 736
Charged to costs and expenses	259	9,224	(58)
Charged to other accounts	0	0	0
Deduction	0	0	0
Balance at end of period	$ 10,161	$ 9,902	$ 678